Equity Activity - Stock Repurchases and Other Transactions (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Equity Activity
Common stock, Shares authorized (in shares)	4,687,500,000	4,687,500,000
Common stock, par value (in dollars per share)	$ 0.20	$ 0.20
Common stock, outstanding (in shares)	892,479,411
Preferred stock, shares authorized (in shares)	150,000,000
Preferred stock, par value (in dollars per share)	$ 0.01
Preferred stock, shares outstanding (in shares)	0
Common stock repurchased (in shares)	32,949,233	27,237,179	23,283,400
Common stock repurchased, value	$ 4,447	$ 4,323	$ 3,455
Common stock repurchase authorization available, value	$ 3,339
Common stock issued under employee plans (in shares)	3,998,245	4,311,998	3,893,366
Issue of treasury shares as a result of RSU releases and stock option exercises (in shares)	424,589	463,083	383,077
Common stock remitted by employees in order to satisfy tax withholding requirements (in shares)	1,173,416	1,226,080	854,365
Value of common shares remitted by employees in order to satisfy tax withholding requirements	$ 171	$ 193	$ 126